Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	1 Months Ended																			12 Months Ended
	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	May 31, 2023	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Issued ordinary shares for acquisition																					$ 49,218
Issuance of shares																		1,666
Issuance of shares, value																		$ 340,000		$ 820,400	1,360,000
Convertible promissory note	$ 136,000		$ 100,000	$ 100,000	$ 108,500	$ 100,000	$ 100,000	$ 125,000				$ 75,000	$ 75,000	$ 100,000	$ 100,000	$ 75,000	$ 50,000
Conversion of ordinary shares	56,930		33,905	32,042	22,520	21,758	15,980	20,003				5,598	7,636	6,979	4,998	2,914	1,896
Debt conversion price	$ 2.3898		$ 2.9494	$ 3.1209	$ 4.818	$ 4.596	$ 6.258	$ 6.249				$ 13.398	$ 9.822	$ 14.328	$ 20.01	$ 25.737	$ 26.37
Conversion of ordinary shares		121,637							39,741
Convertible Promissory Note-1 [Member]
Restructuring Cost and Reserve [Line Items]
Convertible promissory note											$ 75,000
Conversion of ordinary shares											7,650
Debt conversion price		$ 2.5066							$ 7.398		$ 9.804
Convertible promissory note		$ 100,000							$ 50,000
Convertible Promissory Note Two [Member]
Restructuring Cost and Reserve [Line Items]
Convertible promissory note											$ 102,507
Conversion of ordinary shares											10,737
Debt conversion price		$ 2.4602							$ 7.299		$ 9.546
Convertible promissory note		$ 125,000							$ 100,000
Convertible Promissory Note Three [Member]
Restructuring Cost and Reserve [Line Items]
Debt conversion price		$ 2.4244							$ 6.483
Convertible promissory note		$ 75,000							$ 125,000
Consultant [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of shares, value																				$ 136,000	$ 204,000
Consultant [Member] | Restricted Stock [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of shares																		1,666
Directors Executive Officers and Employees [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of shares				266,666						66,666								6,666
Issuance of shares, value				$ 1,355,000						$ 820,400								$ 1,360,000
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member]
Restructuring Cost and Reserve [Line Items]
Issued ordinary shares for acquisition, shares																			227
Issued ordinary shares for acquisition																			$ 49,000